Outstanding Claims	12 Months Ended
Dec. 31, 2022
Disclosure of Claims and Benefits Outstanding Claims [Abstract]
OUTSTANDING CLAIMS
7.	OUTSTANDING CLAIMS

Movement in outstanding claims

	2022			2021			2020
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
At the beginning of the year
Reported claims	306,946	(120,323)	186,623	312,334	(160,373)	151,961	292,722	(163,191)	129,531
Claims incurred but not reported	268,953	(61,925)	207,028	179,921	(27,112)	152,809	120,331	(13,021)	107,310
	575,899	(182,248)	393,651	492,255	(187,485)	304,770	413,053	(176,212)	236,841

Claims paid	(176,608)	71,004	(105,604)	(119,722)	32,411	(87,311)	(134,761)	51,018	(83,743)
Incurred claims*:
Provided during the year related to current accident year	273,738	(75,556)	198,182	257,233	(64,926)	192,307	225,950	(68,135)	157,815
(Released) provided during the year related to previous accident years	(38,459)	(2,023)	(40,482)	(53,867)	37,752	(16,115)	(11,987)	5,844	(6,143)
	235,279	(77,579)	157,700	203,366	(27,174)	176,192	213,963	(62,291)	151,672
At the end of the year	634,570	(188,823)	445,747	575,899	(182,248)	393,651	492,255	(187,485)	304,770

At the end of the year
Reported claims	308,591	(102,004)	206,587	306,946	(120,323)	186,623	312,334	(160,373)	151,961
Claims incurred but not reported	325,979	(86,819)	239,160	268,953	(61,925)	207,028	179,921	(27,112)	152,809
	634,570	(188,823)	445,747	575,899	(182,248)	393,651	492,255	(187,485)	304,770

*	The net claims and claim adjustment expenses include foreign exchange gain of USD 25,431 thousand (2021: gain of USD 6,131 thousand) (2020: loss of USD 5,744 thousand).

Claims development

The following tables show the estimate of cumulative incurred claims, including both reported claims and claims incurred but not reported for each successive accident year at each statement of financial position date, together with cumulative payments to date.

Gross of reinsurance, the claims development table is as follows:

	All prior years	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

At end of accident year		122,323	128,498	133,595	159,549	152,384	174,601	175,094	278,298	196,709	150,800	225,950	257,233	273,738
One year later		108,523	106,567	119,425	155,958	114,972	160,100	173,369	309,258	219,593	143,093	219,794	216,610	-
Two years later		105,943	100,764	108,557	148,161	101,352	149,533	167,695	317,053	213,655	126,522	212,577	-	-
Three years later		100,572	110,286	110,046	142,309	92,846	145,921	158,572	317,778	191,253	141,382	-	-	-
Four years later		99,513	114,464	103,996	133,917	88,210	142,926	162,210	311,662	181,331	-	-	-	-
Five years later		101,599	110,266	104,541	132,992	85,621	142,478	162,215	313,214	-	-	-	-	-
Six years later		100,199	111,774	103,167	130,844	83,183	141,758	163,829	-	-	-	-	-	-
Seven years later		100,303	110,644	97,918	130,616	82,709	142,306	-	-	-	-	-	-	-
Eight years later		100,073	111,028	97,998	130,374	83,584	-	-	-	-	-	-	-	-
Nine years later		100,120	111,198	98,088	128,905	-	-	-	-	-	-	-	-	-
Ten years later		99,972	109,706	99,481	-	-	-	-	-	-	-	-	-	-
Eleven years later		100,497	109,466	-	-	-	-	-	-	-	-	-	-	-
Twelve years later		100,525	-	-	-	-	-	-	-	-	-	-	-	-
Current estimate of cumulative claims incurred	309,813	100,525	109,466	99,481	128,905	83,584	142,306	163,829	313,214	181,331	141,382	212,577	216,610	273,738	2,476,761
Cumulative payments to date	308,203	100,214	104,190	97,847	128,644	83,656	137,810	157,668	289,721	153,435	94,133	103,433	65,356	17,881	1,842,191
Gross liability included in the consolidated statement of financial position															634,570

Net of reinsurance, the claims development table is as follows:

	All prior years	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

At end of accident year		71,380	76,231	100,119	123,553	115,851	92,893	98,771	110,341	94,266	124,356	157,815	192,307	198,182
One year later		63,488	60,555	88,131	121,694	90,078	86,991	94,055	117,163	105,797	115,739	155,639	162,882	-
Two years later		62,020	59,556	78,090	120,600	79,209	79,846	90,077	116,435	108,521	100,104	145,935	-	-
Three years later		58,897	60,662	81,521	117,084	73,250	75,311	85,366	113,949	112,970	107,039	-	-	-
Four years later		58,182	62,272	77,268	109,460	70,070	73,132	89,184	112,040	103,066	-	-	-	-
Five years later		60,146	59,826	77,798	107,701	66,693	72,641	89,230	111,805	-	-	-	-	-
Six years later		58,648	60,329	76,773	107,500	65,626	71,945	89,817	-	-	-	-	-	-
Seven years later		58,726	58,084	71,644	107,269	65,482	72,372	-	-	-	-	-	-	-
Eight years later		58,540	57,329	71,620	107,059	66,363	-	-	-	-	-	-	-	-
Nine years later		58,590	57,425	71,745	105,598	-	-	-	-	-	-	-	-	-
Ten years later		58,460	57,398	73,135	-	-	-	-	-	-	-	-	-	-
Eleven years later		58,859	57,251	-	-	-	-	-	-	-	-	-	-	-
Twelve years later		58,882	-	-	-	-	-	-	-	-	-	-	-	-
Current estimate of cumulative claims incurred	198,161	58,882	57,251	73,135	105,598	66,363	72,372	89,817	111,805	103,066	107,039	145,935	162,882	198,182	1,550,488
Cumulative payments to date	196,772	58,616	55,660	71,567	105,394	65,750	69,390	85,190	99,912	83,850	74,434	70,647	52,682	14,877	1,104,741
Net liability included in the consolidated statement of financial position															445,747